EMERGING MARKETS FUND

American Century World Mutual Funds, Inc. Summary Prospectus and Prospectus Supplement Emerging Markets Fund
Supplement dated January 1, 2014 ¡ Prospectus dated July 26, 2013

The following row is added to the bottom of the Average Annual Total Returns table of the Fund Performance section.

For the calendar year ended December 31, 2012	1 year	5 years	10 years	Since Inception	Inception Date
MSCI Emerging Markets Index2 (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	18.22%	-0.92%	16.52%	—	—

2
Effective January 1, 2014, the fund’s benchmark changed from the MSCI Emerging Markets Growth Index to the MSCI Emerging Markets Index in order to simplify performance comparisons. The fund’s investment process did not change.

Average Annual Total Returns		1 year	5 years	10 years
EMERGING MARKETS FUND MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	[1]	18.22%	(0.92%)	16.52%
[1]	Effective January 1, 2014, the fund's benchmark changed from the MSCI Emerging Markets Growth Index to the MSCI Emerging Markets Index in order to simplify performance comparisons. The fund's investment process did not change.